Note 3 - Significant Accounting Policies (Details Narrative) - CAD	12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015
Accounting Policies [Abstract]
Deferred revenue	CAD 2,662,500	CAD 3,112,500
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	9,807,909	7,540,266	7,128,082